SPECIAL ITEMS, NET - Schedule of special items, net (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 22, 2021	Mar. 31, 2021	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
SPECIAL ITEMS, NET
CARES Act grant recognition	$ (4,831)	$ (32,208)			$ (62,312)
CARES Act employee retention credit		(334)			(2,328)
Aircraft purchase impacts		5,664
Other		7			77	$ 714
Total Special Items, net		$ (26,871)	$ 271	$ (6,706)	$ (64,563)	$ 7,092